UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Address of principal executive offices)(zip code)

Daniel Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Item 1.  Schedule of Investments

NAKOMA ABSOLUTE RETURN FUND
SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT -
February 28, 2009 (Unaudited)

COMMON STOCKS – 36.5% Description	Shares	Value
Consumer Discretionary – 3.7%
Diversified Consumer Services – 1.8%
Apollo Group, Inc., Class A (1)	50,100	$3,632,250
Hotels, Restaurants & Leisure – 1.5%
Chipotle Mexican Grill, Inc., Class A (1)	54,300	2,966,409
Specialty Retail – 0.4%
Guess?, Inc.	48,200	774,574
		7,373,233

Consumer Staples – 6.6%
Food & Staples Retailing – 3.5%
CVS Caremark Corp.	125,120	3,220,589
Wal-Mart Stores, Inc.	74,800	3,683,152
		6,903,741

Food Products – 3.1%
Dean Foods Co. (1)	149,000	3,047,050
Kraft Foods, Inc., Class A	140,800	3,207,424
		6,254,474
		13,158,215

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Peabody Energy Corp.	14,900	352,683
Range Resources Corp.	60,600	2,155,542
		2,508,225

Financials – 3.3%
Insurance – 1.9%
ACE, Ltd.	46,300	1,690,413
Travelers Cos., Inc.	57,600	2,082,240
		3,772,653

Real Estate Investment Trusts – 1.4%
Annaly Capital Management, Inc. - REIT	206,900	2,875,910
		6,648,563

Health Care – 8.3%
Health Care Equipment & Supplies – 2.2%
Mindray Medical International, Ltd. - ADR	130,100	2,374,325
NuVasive, Inc. (1)	68,570	1,943,960
		4,318,285

Health Care Providers & Services – 2.2%
LHC Group, Inc. (1)	129,600	2,582,928
Psychiatric Solutions, Inc. (1)	102,400	1,734,656
		4,317,584

Life Sciences Tools & Services – 2.1%
Thermo Fisher Scientific, Inc. (1)	118,440	4,294,634

Pharmaceuticals – 1.8%
Abbott Laboratories	75,700	3,583,638
		16,514,141

Information Technology – 9.6%
Communications Equipment – 3.4%
F5 Networks, Inc. (1)	143,700	2,874,000
QUALCOMM, Inc.	114,600	3,831,078
		6,705,078

Computers & Peripherals – 1.7%
Synaptics, Inc. (1)	165,400	3,432,050

Software – 4.5%
Activision Blizzard, Inc. (1)	344,700	3,457,341
Microsoft Corp.	221,400	3,575,610
Perfect World Co., Ltd. - ADR (1)	167,500	1,926,250
		8,959,201
		19,096,329

Materials – 2.7%
Chemicals – 2.7%
Monsanto Co.	36,400	2,776,228
Potash Corp. of Saskatchewan, Inc.	32,300	2,712,231
		5,488,459

Utilities – 1.0%
Gas Utilities – 1.0%
EQT Corp.	61,900	1,903,425

TOTAL COMMON STOCKS (Cost $87,998,004)		72,690,590

EXCHANGE-TRADED FUNDS – 5.0%
PowerShares DB Crude Oil Double Short ETN (1)(2)	15,300	3,012,417
SPDR Gold Trust (1)	48,100	4,455,503
United States Oil Fund LP (1)	93,000	2,515,650

Total Exchange-Traded Funds (Cost $6,828,490)		9,983,570

SHORT-TERM INVESTMENTS – 43.4%
UMB Bank Money Market Fiduciary, 0.049% (3)(4)	86,599,659	86,599,659

Total Short-Term Investments (Cost $86,599,659)		86,599,659

Total Investments – 84.9% (Cost $181,426,153)		169,273,819

Segregated Cash with Brokers – 40.5%		80,716,110
Securities Sold Short – (23.8)%		(47,457,032)
Liabilities in excess of Other Assets – (1.6)%		(3,109,275)

Total Net Assets – 100.0%		$199,423,622

(1) Non-income producing security.
(2) Affiliated company.
(3) Variable rate security; the coupon rate represents the rate at February 28, 2009.
(4) As of the period ended February 28, 2009, 44,996,780 shares valued at $44,996,780 were held in a segregated account as collateral for securities sold short.
Percentages indicated are based on net assets. The accompanying notes are an integral part of the schedule of investments.
******** PAGE BREAK ********

NAKOMA ABSOLUTE RETURN FUND
SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued
SCHEDULE OF SECURITIES SOLD SHORT Description	Shares	Value
Consumer Discretionary
Auto Components
Autoliv, Inc.	60,300	$897,264

Diversified Consumer Services
Weight Watchers International, Inc.	68,600	1,241,660

Hotels, Restaurants & Leisure
Buffalo Wild Wings, Inc. (1)	103,200	3,185,784
Cheesecake Factory, Inc. (1)	183,400	1,492,876
PF Chang's China Bistro, Inc. (1)	129,600	2,553,120
Starwood Hotels & Resorts Worldwide, Inc.	113,400	1,314,306
Tim Hortons, Inc.	90,000	2,124,000
		10,670,086

Household Durables
Centex Corp.	90,930	564,676
Ethan Allen Interiors, Inc.	88,530	844,576
Mohawk Industries, Inc. (1)	40,180	907,666
		2,316,918

Internet & Catalog Retail
Amazon.com, Inc. (1)	48,100	3,116,399
Specialty Retail
Dick's Sporting Goods, Inc. (1)	183,600	2,267,460
Textiles, Apparel & Luxury Goods
Luxottica Group S.p.A. - ADR	110,700	1,440,207
Timberland Co., Class A (1)	212,500	2,390,625
		3,830,832
		24,340,619
Health Care
Health Care Equipment & Supplies
IDEXX Laboratories, Inc. (1)	22,000	662,200
Wright Medical Group, Inc. (1)	104,300	1,523,823
		2,186,023

Industrials
Machinery
Caterpillar, Inc.	45,900	1,129,599
PACCAR, Inc.	63,600	1,594,452
		2,724,051

Information Technology
Computers & Peripherals
Dell, Inc. (1)	82,400	702,872
Internet Software & Services
Baidu, Inc. - ADR (1)	16,800	2,491,776
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	176,940	1,629,617
Cymer, Inc. (1)	96,550	1,783,279
Intel Corp.	167,500	2,133,950
Lam Research Corp. (1)	77,490	1,515,704
National Semiconductor Corp.	169,300	1,845,370
Novellus Systems, Inc. (1)	115,470	1,472,243
		10,380,163
		13,574,811

Materials
Construction Materials
Vulcan Materials Co.	39,800	1,648,118

Metals & Mining
Aluminum Corp. of China, Ltd. - ADR	77,800	911,038
Carpenter Technology Corp.	58,000	794,600
Southern Copper Corp.	93,200	1,277,772
		2,983,410
		4,631,528

TOTAL SECURITIES SOLD SHORT (Proceeds $72,500,731)		$47,457,032

(1) Non-income producing security.

The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD SHORT
February 28, 2009 (Unaudited)

Federal Income Taxes

At February 28, 2009, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$181,485,411
Proceeds from securities sold short	(72,490,077)

Unrealized appreciation	$30,133,180
Unrealized depreciation	(17,311,727)

Net unrealized appreciation on investments and securities sold short	$12,821,453

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies that are affiliates of the Fund at the end of the reporting period are noted in the Fund’s schedule of portfolio investments. Transactions during the current fiscal year with companies that are affiliates are as follows:

	Value Beginning of Fiscal Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
PowerShares DB Crude Oil Double Short ETN	$ -	$ 1,660,969	$ 5,808,504	$ -	$ 3,012,417

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

Nakoma Absolute Return Fund

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices: Long Positions Short positions	$169,273,819 47,457,032
Level 2 – Other Significant Observable Inputs: Long Positions Short Positions	0 0
Level 3 – Significant Unobservable Inputs: Long Positions Short Positions	0 0
Total: Long Positions Short Positions	$169,273,819 47,457,032

*
Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive and financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended February 28, 2009 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

a)
Certification for the principal executive and financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive and Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/Daniel Pickett
By: Daniel Pickett
President
April 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
April 7, 2009